Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ from those estimates.

An estimate that is particularly susceptible to change relates to the determination of the allowance for loan losses. Management believes that the allowance for loan losses is appropriate to cover probable losses inherent in the portfolio at the date of the balance sheet. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses. Such agencies may require changes to the allowance based on their judgment about information available to them at the time of their examination.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.
Marketable Securities, Policy [Policy Text Block]

Securities

Securities are accounted for according to their purpose and holding period. The Company classifies its debt and equity securities in one of three categories:

Trading Securities

Securities held principally for resale in the near term are classified as trading securities and are recorded at their fair values. Unrealized gains and losses on trading securities are included in other income.

Securities Held to Maturity

Securities that the Company has the positive intent and ability to hold to maturity are reported at cost and adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities held to maturity reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Securities Available for Sale

Securities available for sale consist of securities not classified as trading securities or as securities held to maturity. They include securities that management intends to use as part of its asset/liability strategy or that may be sold in response to changes in interest rates, changes in prepayment risk, or similar factors. Unrealized gains and losses, net of income taxes, are reported as a separate component of stockholders’ equity until realized. Gains and losses on the sale of securities available for sale are determined using the specific identification method and recognized on the trade date. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities available for sale reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Management monitors the investment security portfolio for impairment on an individual security basis and has a process in place to identify securities that could potentially have a credit impairment that is other than temporary. This process involves analyzing the length of time and extent to which the fair value has been less than the amortized cost basis, the market liquidity for the security, the financial condition and near-term prospects of the issuer, expected cash flows, and the Company's intent and ability to hold the investment for a period of time sufficient to recover the temporary loss, including determining whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. To the extent it is determined that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]

Loans Held for Sale

Mortgage loans originated or purchased which are intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net fees and costs associated with acquiring or originating loans held for sale are deferred and included in the basis of the loan in determining the gain or loss on the sale of the loans. Gains on the sale of loans are recognized on the settlement date. Net unrealized losses are recognized through a valuation allowance by charges to income.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Loans Receivable, net

Loans receivable, net, are carried at amortized cost. Loan origination fees received, net of certain loan origination costs, are deferred as an adjustment to the carrying value of the related loans, and are amortized into income using the interest method over the estimated life of the loans.

Premiums and discounts on purchased participation loans are amortized into interest income using the interest method over the period to contractual maturity, adjusted for estimated prepayments.

The allowance for loan losses is based on a periodic analysis of the loan portfolio and is maintained at an amount considered to be appropriate by management to provide for probable losses inherent in the loan portfolio as of the balance sheet dates. In this analysis, management considers factors including, but not limited to, specific occurrences of loan impairment, actual and anticipated changes in the size of the portfolios, national and regional economic conditions (such as unemployment data, loan delinquencies, local economic conditions, demand for single-family homes, demand for commercial real estate and building lots, loan portfolio composition and historical loss experience) and observations made by the Company's ongoing internal audit and regulatory exam processes. In connection with the determination of the allowance for loan losses, management obtains independent appraisals for significant properties or other collateral securing classified loans. Appraisals on collateral dependent commercial real estate and commercial business loans are obtained when it is determined that the borrower’s risk profile has deteriorated and the loan is classified as impaired. Subsequent new third party appraisals of properties securing impaired commercial real estate and commercial business loans are prepared at least every two years. For all land development loan types, a new third party appraisal is prepared on an annual basis where current activity is not consistent with the assumptions made in the most recent third party appraisal. Non-performing residential and consumer home equity loans and home equity lines may have a third party appraisal or an internal evaluation completed depending on the size of the loan and location of the property. These appraisals, or internal valuations, are generally completed when a residential or consumer home equity loan or home equity line of credit becomes 120 days past due and are typically updated after possession of the property is obtained. Valuations are reviewed on a quarterly basis and adjustments are made to the allowance for loan losses for temporary impairments and charge-offs are taken when the impairment is determined to be permanent. The fair market value of the properties for all loan types are adjusted for estimated selling costs in order to determine the net realizable value of the properties. The allowance for loan losses is established for known problem loans, as well as for loans which are not currently known to require an allowance. Loans are charged off to the extent they are deemed to be uncollectible. The appropriateness of the allowance for loan losses is dependent upon management’s estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to adjustments due to changing economic prospects of borrowers or properties. The fair market value of collateral dependent loans are typically based on the appraised value of the property less estimated selling costs. The estimates are reviewed periodically and adjustments, if any, are recorded in the provision for loan losses in the periods in which the adjustments become known. The allowance is allocated to individual loan categories based upon the relative risk characteristics of the loan portfolios and the actual loss experience. The Company increases its allowance for loan losses by charging the provision for loan losses against income and decreases its allowance by crediting the provision for loan losses. The methodology for establishing the allowance for loan losses takes into consideration probable losses that have been identified in connection with specific loans as well as losses in the loan portfolio that have not been specifically identified.

Interest income is recognized on an accrual basis except when collectability is in doubt. When loans are placed on a non-accrual basis, generally when the loan is 90 days past due, previously accrued but unpaid interest is reversed from income. If the ultimate collectability of a loan is in doubt and the loan is placed in nonaccrual status, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, the Company returns a loan to accrual status when all delinquent interest and principal becomes current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful. Previously collected interest payments that were applied to principal when the loan was classified as non-accrual are brought back into interest income using the effective yield method over the estimated life of the loan, including expected renewal terms.

All impaired loans are valued at the present value of expected future cash flows discounted at the loan's initial effective interest rate. The fair value of the collateral of an impaired collateral-dependent loan or an observable market price, if one exists, may be used as an alternative to discounting. If the value of the impaired loan is less than the recorded investment in the loan, the impaired amount is charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans include all loans which are on non-accrual, delinquent as to principal and interest for 90 days or greater, or restructured in a troubled debt restructuring (TDR) involving a modification of terms. All non-accruing loans are reviewed for impairment on an individual basis.

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of the loan balances. The Company evaluates all loan modifications and if the Company, for legal or economic reasons related to the borrower's financial difficulties, grants a concession compared to the original terms and conditions of the loan that the Company would not otherwise consider, the modified loan is considered a TDR and is classified as an impaired loan. If the TDR loan was performing (accruing) prior to the modification, it typically will remain accruing after the modification as long as it continues to perform according to the modified terms. If the TDR loan was non-performing (non-accruing) prior to the modification, it will remain non-accruing after the modification for a minimum of six months. If the loan performs according to the modified terms for a minimum of six months, it typically will be returned to accruing status. In general, there are two conditions in which a TDR loan is no longer considered to be a TDR and potentially not classified as impaired. The first condition is whether the loan is refinanced with terms that reflect normal market terms for the type of credit involved. The second condition is whether the loan is repaid or charged off.

Business Combinations Policy [Policy Text Block]

Purchased Loans Acquired Through Business Combinations

Purchased loans acquired in a business combination, including loans that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments, are initially recorded at fair value as determined by the present value of expected future cash flows with no valuation allowance. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan is an accretable yield adjustment and is recognized as interest income using the effective yield method over the life of the loan. Contractually required payments for principal and interest that exceed the undiscounted cash flows expected at acquisition is a nonaccretable difference and is not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining life. Decreases in expected cash flows after the loan is acquired are recognized as an impairment and charged to the provision for loan losses.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]

Transfers of Financial Assets and Participating Interests

Transfers of an entire financial asset or a participating interest in an entire financial asset are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest. A participating interest in a financial asset has all of the following characteristics: (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Mortgage Servicing Rights Policy [Policy Text Block]

Mortgage Servicing Rights

Mortgage servicing rights are capitalized at fair value and amortized in proportion to, and over the period of, estimated net servicing income. The Company evaluates its capitalized mortgage servicing rights for impairment each quarter. Loan type and note rate are the predominant risk characteristics of the underlying loans used to stratify capitalized mortgage servicing rights for purposes of measuring impairment. Any impairment is recognized through a valuation allowance.

Real Estate, Policy [Policy Text Block]

Real Estate, net

Real estate acquired through loan foreclosure or deed in lieu of foreclosure, is initially recorded at the fair value less estimated selling costs. Third party appraisals are obtained as soon as practical after obtaining possession of property. Valuations are reviewed quarterly by management and an allowance for losses is established if the carrying value of a property exceeds its fair value less estimated selling costs.

Property, Plant and Equipment, Policy [Policy Text Block]

Premises and Equipment

Land is carried at cost. Office buildings, improvements, furniture and equipment are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over estimated useful lives of 5 to 40 years for office buildings and improvements and 3 to 10 years for furniture and equipment.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Core Deposit Intangible

The Company records the estimated fair value of the deposit base acquired in an acquisition as a core deposit intangible asset. The recorded amount is amortized on a straight line basis over the estimated life of the deposits acquired.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of

The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]	Stock Based Compensation The Company recognizes the grant-date fair value of stock option and restricted stock awards issued as compensation expense, amortized over the vesting period.
Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]

Employee Stock Ownership Plan (ESOP)

The Company has an ESOP that borrowed funds from the Company and purchased shares of HMN common stock. The Company makes quarterly principal and interest payments on the ESOP loan. As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral based on the proportion of debt service paid in the year and then allocated to eligible employees. The Company accounts for its ESOP in accordance with ASC 718, Employers' Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is required to be recognized if it is “more likely than not” that the deferred tax asset will not be realized. The determination of the realizability of the deferred tax asset is subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence regarding the ultimate realizability of deferred tax assets.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]

Preferred Stock Dividends and Discount

The proceeds received from the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A (Preferred Stock) and related warrant to purchase 833,333 shares of the Company’s common stock issued to the United States Department of Treasury (Treasury) were allocated between the Preferred Stock and the warrant based on their relative fair values at the time of issuance in accordance with the requirements of ASC 470, Accounting for Convertible Debt Issued with Stock Purchase Warrants. Because of the increasing rate dividend feature of the shares of Preferred Stock, the discount on the warrant was amortized using the effective yield method over the five year period preceding the scheduled rate increase on the Preferred Stock in accordance with the requirements of ASC 505.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Common Share

Basic earnings per common share excludes dilution and is computed by dividing the income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

Comprehensive income is defined as the change in equity during a period from transactions and other events from non-owner sources. Comprehensive income is the total of net income and other comprehensive income (loss), which for the Company is comprised of unrealized gains and losses on securities available for sale.

Segment Reporting, Policy [Policy Text Block]

Segment Information

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations made in preparing an enterprise’s general-purpose financial statements and allocations of revenues, expenses and gains or losses are included in determining reported segment profit or loss if they are included in the measure of the segment’s profit or loss that is used by the chief operating decision maker. Similarly, only those assets that are included in the measure of the segment’s assets that are used by the chief operating decision maker are reported for that segment.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Pronouncements

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10) Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this ASU address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. It requires, among other things, equity investments to be measured at fair value with changes in fair value recognized in net income; public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; the separate presentation in other comprehensive income of the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; separate presentation of financial assets and financial liabilities by measurement category and form of financial assets on the balance sheet or the accompanying notes to the financial statements. It also eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment; and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The ASU is intended to reduce diversity in practice and is effective for public business entities for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amendments should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values should be applied prospectively to equity investments that exist as of the date of adoption. The adoption of this ASU in the first quarter of 2018 is not anticipated to have a material impact on the Company’s consolidated financial statements.

Derivatives, Policy [Policy Text Block]

Derivative Financial Instruments

The Company uses derivative financial instruments in order to manage the interest rate risk on residential loans held for sale and its commitments to extend credit for residential loans. The Company may also from time to time use interest rate swaps to manage interest rate risk. Derivative financial instruments include commitments to extend credit and forward mortgage loan sales commitments.